Condensed consolidated statements of cash flows - additional details	6 Months Ended
Jun. 30, 2023
Cash Flow Statement [Abstract]
Condensed consolidated statements of cash flows - additional details	Condensed Consolidated Statement of Cash Flows - additional details
The below tables provide additional detail supporting select line items in the Condensed Consolidated Statement of Cash Flows.
7.1     Depreciation, amortization, impairments and fair value adjustments

	Six months ended June 30
($ millions)	2023	2022

Property, plant & equipment	182	161
Right-of-use assets	40	38
Intangible assets	377	385
Financial assets	5	1
Other non-current assets	(1)	3
Total	603	588
7.2     Change in net current assets and other operating cash flow items

	Six months ended June 30
($ millions)	2023	2022

(Increase) in inventories	(198)	(118)
(Increase) in trade receivables	(138)	(151)
Increase in trade payables	36	8
Net change in other operating assets	(44)	(16)
Net change in other operating liabilities	(76)	(154)
Total	(420)	(431)